5. EXPLORATION AND EVALUATION ASSETS AND MINERAL EXPLORATION EXPENSES: Schedule of Restricted Cash and Funds held and due (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Due from optionee	$ 31,622	$ 43,223
Covas - Blackheath
Due from optionee	31,622	33,855
Alvito - OZE
Due from optionee	$ 0	$ 9,368